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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07870

                            Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2010 through December 31, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Real
Estate Shares
--------------------------------------------------------------------------------
Annual Report | December 31, 2010
--------------------------------------------------------------------------------




Ticker Symbols:

Class A   PWREX

Class B   PBREX

Class C   PCREX

Class Y   PYREX





[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                             2

Portfolio Management Discussion                                   4

Portfolio Summary                                                 8

Prices and Distributions                                          9

Performance Update                                               10

Comparing Ongoing Fund Expenses                                  14

Schedule of Investments                                          16

Financial Statements                                             21

Notes to Financial Statements                                    29

Report of Independent Registered Public Accounting Firm          36

Approval of Investment Advisory and Sub-Advisory Agreements      37

Trustees, Officers and Service Providers                         41


                     Pioneer Real Estate Shares | Annual Report | 12/31/10     1

President's Letter

Dear Shareowner,

Throughout 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remains a problem. Wary investors, concerned about risk, gravitated towards cash and bonds, until a rally late in the year lifted equity returns. We remain generally optimistic about the prospects for economic recovery, although it may occur more slowly than many would like.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. This strategy has generally performed well for many investors. Bond markets certainly rewarded investors in the first eleven months of 2010. While the equity markets barely budged for those first eleven months, valuations were inexpensive relative to bonds, compared with historic levels, and represented potentially good value for long-term investors, many of whom were rewarded in the subsequent late-year equity rally.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Real Estate Shares | Annual Report | 12/31/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                     Pioneer Real Estate Shares | Annual Report | 12/31/10     3

Portfolio Management Discussion | 12/31/10

U.S. real estate investment trusts (REITs) continued their impressive performance run during the 12 months ended December 31, 2010, posting rewarding gains for the second year in a row. Broader equity market gains, combined with ongoing signs of stabilization in commercial real estate market fundamentals, a low-interest-rate environment, and demand for higher-yielding securities helped to drive REITs higher during the 12-month reporting period. In the following interview, Matthew Troxell of AEW Capital Management, L.P., Pioneer Real Estate Shares' sub-adviser, discusses the REIT market and the Fund's performance over the 12-month period.

Q How did the Fund perform over the 12 months ended December 31, 2010?

A For the 12 months ended December 31, 2010, Pioneer Real Estate Shares Fund
  Class A shares returned 28.25% at net asset value, while the Fund's benchmark, the Morgan Stanley Capital International (MSCI) U.S. REIT Index1 returned 28.48%. Over the same period, the average return of the 224 mutual funds in Lipper's Real Estate Funds category was 27.60%.

  The Fund performed essentially in line with its benchmark during the period. Positive stock selection and sector allocation strategies contributed to strong absolute results for the Fund overall. Stock selection in the office, storage, and hotel sectors was especially rewarding, but those gains were tempered by disappointing results in the shopping center and regional mall sectors. The Fund's sector allocation results benefited from an emphasis on the outperforming apartment sector and limited exposure to the underperforming health care sector.

Q What investments influenced the Fund's performance favorably over the 12 months ended December 31, 2010?

A With its high-quality asset portfolio and well-managed development pipeline, Extra Space Storage enjoyed solid operating results and a stable balance sheet. A recovery in business travel and improving fundamentals in the lodging industry translated into a strong year for the stock of Starwoods Hotels & Resorts Worldwide. The company's competitive international presence, high-quality portfolio, and upscale focus have been important drivers of growth. Our decision to overweight the Fund to both of these top-performing holdings proved rewarding during the 12-month period.

4     Pioneer Real Estate Shares | Annual Report | 12/31/10

Q Which Fund investments proved most disappointing over the 12 months ended
  December 31, 2010?

A Our decision to overweight the Fund to investments in the underperforming
  Pebblebrook Hotel Trust and Nationwide Health Properties was disappointing. Pebblebrook lagged its hotel peers during the 12-month period due to the fact that the company had not deployed the majority of the cash raised from its late 2009 initial public offering in the first half of 2010. The company subsequently announced several acquisitions as the calendar year progressed. We remain committed to the stock, as we believe the company continues to represent an attractive relative value in the hotel sector, especially considering a healthy balance sheet that has management well positioned to acquire high-quality assets going forward. National Health Property's underperformance was driven primarily by its announcement of lower-than-anticipated funds from operations guidance for 2010. Furthermore, through an equity share issuance to help strengthen its balance sheet, management actually issued more shares than expected, but we did not view that as negatively as the market did.

Q How did you adjust the Fund's investment strategy over the 12 months ended
  December 31, 2010, in light of improving market conditions?

A Our strategy has not changed. We continue to construct the Fund's portfolio through our bottom-up, value-oriented investment process, which attempts to find mispriced securities relative to their peers within each property sector. Decisions to overweight or underweight different individual stocks depend upon our view of market conditions and company-specific variables.

Q Given the U.S. economy's uneven recovery, how have the various property types in which the Fund is invested been faring?

A There are two sides to the question: the fundamentals of the property markets, and the degree to which the expected improvement in fundamentals has already been priced into the market. Regarding property market fundamentals, the lodging and apartment sectors have made the most progress since the markets troughed in March 2009. In particular, in the apartment sector, vacancy rates are not far above their long-term averages, and rents are growing, though they remain substantially below peak levels in many markets. Self-storage fundamentals have also been very strong, as they are driven by many of the same factors as the apartment sector.

  The recovery in the retail, office and industrial sectors is at a much earlier stage, with vacancy rates still close to peak levels, although improving. The longer lease structure in those sectors has the effect of lengthening the time until net operating incomes begin to improve. For the next year or two, many leases in the sectors will be rolling down to lower market rents, and


                     Pioneer Real Estate Shares | Annual Report | 12/31/10     5
  that is likely to continue for some time, even after market rents have begun to rise. This is particularly true in the office and retail sectors due to their longer leases. With all that said, we think retail, office and industrial net income levels have bottomed. REIT fundamentals in health care have been the most resilient through the downturn, given the sector's lower leverage levels and lower sensitivity to gyrations in the general economy.

Q Do you think the positive momentum that we saw in real estate markets over the 12 months ended December 31, 2010, will continue into 2011?

A The continuing improvement in commercial real estate fundamentals in 2010 suggests that values should continue to recover, all other things being equal. We think demand, particularly for storage space, is gathering momentum, and new construction supply in apartments is likely to remain very limited for the foreseeable future, which should bring down vacancy rates during 2011 and support improvements in rents. Accordingly, we have overweighted the Fund to the self-storage and apartment sectors, which offer the best relative value in our opinion. The Fund is substantially underweight health care, which has been trading at extremely high premiums to underlying property net asset values.

  REITs have been very conservative about raising dividends over the past couple of years, and with income nearing or past troughs and payout ratios below long-term norms, we expect to see dividends increase this year and beyond. Investors continue to look for yield in a world of few alternatives, and we believe REITs offer one of the primary investment alternatives. With the risk of deflation receding in recent months, the property portfolios held by REITs are a real asset that, should inflation re-emerge, offer some inflation protection relative to pure fixed-income instruments.

  1 The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.


Please refer to the Schedule of Investments on pages 16-20 for a full listing of Fund securities.


6     Pioneer Real Estate Shares | Annual Report | 12/31/10

The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                     Pioneer Real Estate Shares | Annual Report | 12/31/10     7

Portfolio Summary | 12/31/10


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE DATA BELOW IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks              81.3%
Temporary Cash Investments      18.7%


Sector Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE DATA BELOW IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Apartment                       16.7%
Regional Mall                   13.3%
Office                          13.2%
Health Care                     12.8%
Shopping Center                 11.2%
Diversified                      8.3%
Storage                          7.5%
Hotel                            7.4%
Industrial                       6.7%
Triple Net Lease                 1.9%
Manufactured Home                1.0%


10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

    1.    Simon Property Group, Inc.                                       9.64%
--------------------------------------------------------------------------------
    2.    Equity Residential Property Trust                                7.33
--------------------------------------------------------------------------------
    3.    AvalonBay Communities, Inc.                                      5.14
--------------------------------------------------------------------------------
    4.    Boston Properties, Inc.                                          4.96
--------------------------------------------------------------------------------
    5.    Public Storage, Inc.                                             4.94
--------------------------------------------------------------------------------
    6.    Vornado Realty Trust                                             4.74
--------------------------------------------------------------------------------
    7.    HCP, Inc.                                                        4.37
--------------------------------------------------------------------------------
    8.    Host Hotels & Resorts, Inc.                                      4.34
--------------------------------------------------------------------------------
    9.    The Macerich Co.                                                 3.55
--------------------------------------------------------------------------------
   10.    Nationwide Health Properties, Inc.                               3.55
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities held.


8     Pioneer Real Estate Shares | Annual Report | 12/31/10

Prices and Distributions | 12/31/10

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                        12/31/10                          12/31/09
--------------------------------------------------------------------------------
       A                           $20.41                            $16.24
--------------------------------------------------------------------------------
       B                           $20.13                            $16.03
--------------------------------------------------------------------------------
       C                           $20.15                            $16.06
--------------------------------------------------------------------------------
       Y                           $20.39                            $16.23
--------------------------------------------------------------------------------

Distributions per Share: 1/1/10-12/31/10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net
                Investment        Short-Term        Long-Term      Tax Return
     Class        Income       Capital Gains     Capital Gains     of Capital
--------------------------------------------------------------------------------
       A         $0.2183            $ --              $ --           $0.1620
--------------------------------------------------------------------------------
       B         $0.0863            $ --              $ --           $0.0640
--------------------------------------------------------------------------------
       C         $0.1350            $ --              $ --           $0.1002
--------------------------------------------------------------------------------
       Y         $0.2821            $ --              $ --           $0.2093
--------------------------------------------------------------------------------

The MSCI U.S. REIT Index is a widely used index comprising a broad representation of the most actively traded real estate trusts, and is designed to be a measure of real estate equity performance. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 million Investment" charts on pages 10-13.


                     Pioneer Real Estate Shares | Annual Report | 12/31/10     9

Performance Update | 12/31/10                                     Class A Shares


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) U.S. REIT Index.


 Average Annual Total Returns
 (As of December 31, 2010)
------------------------------------------------------------------------
                                    Net Asset       Public Offering
 Period                             Value (NAV)     Price (POP)
------------------------------------------------------------------------
 10 Years                           10.01%           9.36%
 5 Years                             2.42            1.22
 1 Year                             28.25           20.88
------------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated May 1, 2010)
------------------------------------------------------------------------
                                    Gross           Net
------------------------------------------------------------------------
                                     1.85%           1.85%
------------------------------------------------------------------------


[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

        Pioneer Real Estate Shares           MSCI U.S. REIT Index
12/00            $ 9,425                           $10,000
                  10,127                            11,283
12/02             10,493                            11,694
                  13,984                            15,991
12/04             18,915                            21,026
                  21,712                            23,577
12/06             29,483                            32,046
                  23,764                            26,658
12/08             14,661                            16,536
                  19,083                            21,266
12/10             24,474                            27,323


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10     Pioneer Real Estate Shares | Annual Report | 12/31/10

Performance Update | 12/31/10                                     Class B Shares


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Morgan Stanley Capital International (MSCI) U.S. REIT Index.

 Average Annual Total Returns
 (As of December 31, 2010)
--------------------------------------------------------------------
                                    If              If
 Period                             Held            Redeemed
--------------------------------------------------------------------
 10 Years                            8.93%           8.93%
 5 Years                             1.26            1.26
 1 Year                             26.60           22.60
--------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated May 1, 2010)
--------------------------------------------------------------------
                                    Gross           Net
--------------------------------------------------------------------
                                     3.25%           3.25%
--------------------------------------------------------------------


[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

        Pioneer Real Estate Shares           MSCI U.S. REIT Index
12/00            $10,000                           $10,000
                  10,642                            11,283
12/02             10,944                            11,694
                  14,479                            15,991
12/04             19,431                            21,026
                  22,096                            23,577
12/06             29,721                            32,046
                  23,734                            26,658
12/08             14,475                            16,536
                  18,583                            21,266
12/10             23,527                            27,323


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                    Pioneer Real Estate Shares | Annual Report | 12/31/10     11

Performance Update | 12/31/10                                     Class C Shares


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Morgan Stanley Capital International (MSCI) U.S. REIT Index.

 Average Annual Total Returns
 (As of December 31, 2010)
--------------------------------------------------------------------
                                    If              If
 Period                             Held            Redeemed
--------------------------------------------------------------------
 10 Years                            9.10%           9.10%
 5 Years                             1.50            1.50
 1 Year                             27.08           27.08
--------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated May 1, 2010)
--------------------------------------------------------------------
                                    Gross           Net
--------------------------------------------------------------------
                                     2.89%           2.89%
--------------------------------------------------------------------


[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

        Pioneer Real Estate Shares           MSCI U.S. REIT Index
12/00            $10,000                           $10,000
                  10,663                            11,283
12/02             10,960                            11,694
                  14,506                            15,991
12/04             19,479                            21,026
                  22,176                            23,577
12/06             29,850                            32,046
                  23,859                            26,658
12/08             14,590                            16,536
                  18,803                            21,266
12/10             23,895                            27,323


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12     Pioneer Real Estate Shares | Annual Report | 12/31/10

Performance Update | 12/31/10                                     Class Y Shares


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Real Estate Shares, compared to that of the Morgan Stanley Capital International (MSCI) U.S. REIT Index.


 Average Annual Total Returns
 (As of December 31, 2010)
--------------------------------------------------------------------
                                    If              If
 Period                             Held            Redeemed
--------------------------------------------------------------------
 10 Years                           10.66%          10.66%
 5 Years                             3.06            3.06
 1 Year                             28.97           28.97
--------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated May 1, 2010)
--------------------------------------------------------------------
                                    Gross           Net
--------------------------------------------------------------------
                                     1.06%           1.06%
--------------------------------------------------------------------


[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $5,000,000 Investment

           Pioneer Real Estate Shares              MSCI U.S. REIT Index
12/00             $ 5,000,000                          $ 5,000,000
                    5,400,029                            5,641,565
12/02               5,627,342                            5,847,178
                    7,549,574                            7,995,656
12/04              10,265,042                           10,513,143
                   11,842,116                           11,788,692
12/06              16,156,053                           16,023,163
                   13,081,934                           13,328,755
12/08               8,124,272                            8,267,857
                   10,673,562                           10,633,199
12/10              13,765,927                           13,661,369


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                    Pioneer Real Estate Shares | Annual Report | 12/31/10     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares

Based on actual returns from July 1, 2010 through December 31, 2010.

-----------------------------------------------------------------------------------
 Share Class                 A               B               C               Y
-----------------------------------------------------------------------------------
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 7/1/10
-----------------------------------------------------------------------------------
 Ending Account          $1,197.37       $1,189.74       $1,191.67       $1,200.73
 Value on 12/31/10
-----------------------------------------------------------------------------------
 Expenses Paid               $8.97          $16.01          $13.81           $5.55
 During Period*
-----------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.62%, 2.90%, 2.50% and 1.00% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


14     Pioneer Real Estate Shares | Annual Report | 12/31/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2010 through December 31, 2010.

-----------------------------------------------------------------------------------
 Share Class                 A               B               C               Y
-----------------------------------------------------------------------------------
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 7/1/10
-----------------------------------------------------------------------------------
 Ending Account          $1,017.04       $1,010.59       $1,012.60       $1,020.16
 Value on 12/31/10
-----------------------------------------------------------------------------------
 Expenses Paid               $8.24          $14.70          $12.68           $5.09
 During Period*
-----------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.62%, 2.90%, 2.50% and 1.00% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                    Pioneer Real Estate Shares | Annual Report | 12/31/10     15

Schedule of Investments | 12/31/10


---------------------------------------------------------------------------------
 Shares                                                              Value
---------------------------------------------------------------------------------
               COMMON STOCKS -- 98.0%
               CONSUMER SERVICES -- 3.0%
               Hotels, Resorts & Cruise Lines -- 3.0%
 84,500        Pebblebrook Hotel Trust                               $  1,717,040
 45,600        Starwood Hotels & Resorts World Wide, Inc. (b)           2,771,568
                                                                     ------------
                                                                     $  4,488,608
                                                                     ------------
               Total Consumer Services                               $  4,488,608
---------------------------------------------------------------------------------
               REAL ESTATE -- 95.0%
               Diversified Real Estate Activities -- 0.9%
 61,600        Campus Crest Communities, Inc.                        $    863,632
 31,700        Coresite Realty Corp.                                      432,388
                                                                     ------------
                                                                     $  1,296,020
---------------------------------------------------------------------------------
               Diversified Real Estate Investment Trusts -- 8.2%
 21,800        Excel Trust, Inc.                                     $    263,780
127,600        Liberty Property Trust (b)                               4,072,992
 96,200        Retail Opportunity Investment Corp.                        953,342
 83,500        Vornado Realty Trust (b)                                 6,958,055
                                                                     ------------
                                                                     $ 12,248,169
---------------------------------------------------------------------------------
               Industrial Real Estate Investment Trusts -- 6.5%
 94,500        AMB Property Corp. (b)                                $  2,996,595
327,900        DCT Industrial Trust, Inc. (b)                           1,741,149
125,000        Dupont Fabros Technology, Inc. (b)                       2,658,750
140,300        First Potomac Realty Trust                               2,359,846
                                                                     ------------
                                                                     $  9,756,340
---------------------------------------------------------------------------------
               Office Real Estate Investment Trusts -- 12.9%
 28,300        Alexandria Real Estate Equities, Inc. (b)             $  2,073,258
137,000        BioMed Property Trust, Inc. (b)                          2,555,050
 84,500        Boston Properties, Inc. (b)                              7,275,450
 14,700        Corporate Office Properties Trust, Inc.                    513,765
 30,200        Digital Realty Trust, Inc. (b)                           1,556,508
110,000        Kilroy Realty Corp.                                      4,011,700
 65,000        Piedmont Office Realty Trust, Inc. (b)                   1,309,100
                                                                     ------------
                                                                     $ 19,294,831
---------------------------------------------------------------------------------
               Real Estate Operating Companies -- 1.0%
 62,900        Brookfield Properties Corp. (b)                       $  1,102,637
 27,800        Hudson Pacific Properties, Inc.                            418,390
                                                                     ------------
                                                                     $  1,521,027
---------------------------------------------------------------------------------
               Residential Real Estate Investment Trusts -- 17.3%
 22,000        American Campus Communities, Inc. (b)                 $    698,720
 67,000        AvalonBay Communities, Inc.                              7,540,850
 76,100        Camden Property Trust                                    4,107,878
 27,500        Equity Lifestyle Properties, Inc.                        1,538,075


The accompanying notes are an integral part of these financial statements.


16     Pioneer Real Estate Shares | Annual Report | 12/31/10

---------------------------------------------------------------------------------------
 Shares                                                                    Value
---------------------------------------------------------------------------------------
               Residential Real Estate Investment Trusts -- (continued)
   207,100     Equity Residential Property Trust                           $ 10,758,845
    11,500     Essex Property Trust, Inc. (b)                                 1,313,530
                                                                           ------------
                                                                           $ 25,957,898
---------------------------------------------------------------------------------------
               Retail Real Estate Investment Trusts -- 24.0%
   166,900     Developers Diversified Realty Corp. (b)                     $  2,351,621
    56,900     Federal Realty Investment Trust (b)                            4,434,217
    11,400     General Growth Properties, Inc.                                  176,472
   235,200     Kite Realty Group Trust                                        1,272,432
    64,400     National Retail Properties, Inc. (b)                           1,706,600
    90,100     Ramco-Gershenson Properties Trust                              1,121,745
    16,000     Realty Income Corp. (b)                                          547,200
   102,400     Regency Centers Corp. (b)                                      4,325,376
   142,200     Simon Property Group, Inc.                                    14,147,478
    12,200     Taubman Centers, Inc. (b)                                        615,856
   110,000     The Macerich Co. (b)                                           5,210,700
                                                                           ------------
                                                                           $ 35,909,697
---------------------------------------------------------------------------------------
               Specialized Real Estate Investment Trusts -- 24.2%
    59,000     Entertainment Properties Trust (b)                          $  2,728,750
   217,100     Extra Space Storage, Inc.                                      3,777,540
   174,400     HCP, Inc.                                                      6,416,176
    27,200     HealthCare REIT, Inc.                                          1,295,808
   356,500     Host Hotels & Resorts, Inc.                                    6,370,655
   143,100     Nationwide Health Properties, Inc.                             5,205,978
   141,500     Omega Healthcare Investors, Inc. (b)                           3,175,260
    71,500     Public Storage, Inc.                                           7,251,530
                                                                           ------------
                                                                           $ 36,221,697
                                                                           ------------
               Total Real Estate                                           $142,205,679
---------------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $83,610,163)                                          $146,694,287
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
 Principal
Amount ($)
---------------------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENTS -- 22.5%
               Securities Lending Collateral -- 22.5% (c)
               Certificates of Deposit:
   956,348     Bank of Nova Scotia, 0.37%, 9/29/11                         $    956,348
   669,444     BBVA Group NY, 0.61%, 7/26/11                                    669,444
   697,599     BNP Paribas Bank NY, 0.1%, 1/3/11                                697,599
   478,174     BNP Paribas Bank NY, 0.29%, 2/8/11                               478,174
   478,174     BNP Paribas Bank NY, 0.3%, 1/20/11                               478,174
   956,348     Canadian Imperial Bank of Commerce NY, 0.29%, 4/27/11            956,348
   956,348     DnB NOR Bank ASA NY, 0.25%, 3/7/11                               956,348
   478,144     National Australia Bank NY, 0.31%, 10/19/11                      478,144
   956,348     Rabobank Netherland NV NY, 0.31%, 8/8/11                         956,348


The accompanying notes are an integral part of these financial statements.


                    Pioneer Real Estate Shares | Annual Report | 12/31/10     17

------------------------------------------------------------------------------------
 Principal
Amount ($)                                                              Value
------------------------------------------------------------------------------------
               Certificates of Deposit -- (continued)
   956,348     Royal Bank of Canada NY, 0.44%, 12/2/11                  $    956,348
   478,174     SocGen NY, 0.30%, 2/10/11                                     478,174
   956,348     Westpac Banking Corp. NY, 0.44%, 12/6/11                      956,348
                                                                        ------------
                                                                        $  9,017,797
------------------------------------------------------------------------------------
               Commercial Paper:
   573,809     American Honda Finance, 0.30%, 5/4/11                    $    573,809
   383,941     American Honda Finance, 1.05%, 6/20/11                        383,941
   351,306     Australia & New Zealand Banking Group, 0.89%, 8/4/11          351,306
   974,250     Caterpillar Financial Services Corp., 1.05%, 6/24/11          974,250
 1,051,983     CBA, 0.32%, 1/3/11                                          1,051,983
   286,826     CHARFD, 0.26%, 2/8/11                                         286,826
   478,059     FAIRPP, 0.27%, 2/2/11                                         478,059
   490,979     FAIRPP, 0.27%, 3/7/11                                         490,979
   956,429     Federal Home Loan Bank, 0.37%, 6/1/11                         956,429
   478,168     GE Corp., 0.34%, 1/26/11                                      478,168
   478,338     General Electric Capital Corp., 0.38%, 4/28/11                478,338
    95,597     General Electric Capital Corp., 0.38%, 6/6/11                  95,597
   955,853     OLDLLC, 0.27%, 3/11/11                                        955,853
   955,965     SEB, 0.39%, 2/7/11                                            955,965
 1,147,617     SOCNAM, 0.1%, 1/3/11                                        1,147,617
   478,124     SOCNAM, 0.29%, 1/14/11                                        478,124
   573,446     STDFIN, 0.6%, 2/8/11                                          573,446
   956,136     STRAIT, 0.25%, 2/2/11                                         956,136
   478,142     TBLLC, 0.27%, 1/10/11                                         478,142
   478,059     TBLLC, 0.27%, 2/2/11                                          478,059
   956,348     Toyota Motor Credit Corp., 0.44%, 9/8/11                      956,348
   382,418     VARFUN, 0.26%, 2/14/11                                        382,418
   582,888     VARFUN, 0.27%, 1/20/11                                        582,888
   573,819     Wachovia, 0.40%, 3/22/11                                      573,819
   382,788     Wachovia, 0.42%, 10/15/11                                     382,788
                                                                        ------------
                                                                        $ 15,501,288
------------------------------------------------------------------------------------
               Tri-party Repurchase Agreements:
 1,396,269     Deutsche Bank Securities, Inc., 0.22%, 1/3/11            $  1,396,269
 1,912,697     HSBC Bank USA NA, 0.21%, 1/3/11                             1,912,697
 2,773,410     RBS Securities, Inc., 0.25%, 1/3/11                         2,773,410
                                                                        ------------
                                                                        $  6,082,376
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
 Shares
------------------------------------------------------------------------------------
               Money Market Mutual Funds:
 1,530,157     Dreyfus Preferred Money Market Fund                      $  1,530,157
 1,530,157     Fidelity Prime Money Market Fund                            1,530,157
                                                                        ------------
                                                                        $  3,060,314
                                                                        ------------
               Total Securities Lending Collateral                      $ 33,661,775
------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


18     Pioneer Real Estate Shares | Annual Report | 12/31/10

------------------------------------------------------------------------------------
                                                                        Value
------------------------------------------------------------------------------------
       TOTAL TEMPORARY CASH INVESTMENTS
       (Cost $33,661,775)                                               $ 33,661,775
------------------------------------------------------------------------------------
       TOTAL INVESTMENT IN SECURITIES -- 126.2%
       (Cost $117,271,938) (a)                                          $180,356,062
------------------------------------------------------------------------------------
       OTHER ASSETS AND LIABILITIES -- (26.2)%                          $(37,424,593)
------------------------------------------------------------------------------------
       TOTAL NET ASSETS -- 100.0%                                       $142,931,469
====================================================================================

(a) At December 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $123,168,759 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $58,187,572
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (1,000,269)
                                                                                   -----------
       Net unrealized gain                                                         $57,187,303
                                                                                   ===========

(b)   At December 31, 2010, the following securities were out on loan:

--------------------------------------------------------------------------------
    Shares     Security                                              Value
--------------------------------------------------------------------------------
    14,500     Alexandria Real Estate Equities, Inc.                 $ 1,062,270
    12,800     AMB Property Corp.                                        405,888
    18,400     American Campus Communities, Inc.                         584,384
    58,100     BioMed Property Trust, Inc.                             1,083,565
     4,300     Boston Properties, Inc.                                   370,230
    36,000     Brookfield Properties Corp.                               632,080
   316,300     DCT Industrial Trust, Inc.                              1,679,553
   160,000     Developers Diversified Realty Corp.                     2,254,400
    29,800     Digital Realty Trust, Inc.                              1,535,892
   120,700     Dupont Fabros Technology, Inc.                          2,567,289
    44,900     Entertainment Properties Trust                          2,076,625
     9,800     Essex Property Trust, Inc.                              1,119,356
       400     Federal Realty Investment Trust                            31,172
     3,000     HealthCare REIT, Inc.                                     142,920
   121,800     Liberty Property Trust                                  3,887,856
   108,900     The Macerich Co.                                        5,158,593
    48,400     National Retail Properties, Inc.                        1,282,600
    23,500     Omega Healthcare Investors, Inc.                          527,340
    64,000     Piedmont Office Realty Trust, Inc.                      1,288,960
    15,000     Realty Income Corp.                                       513,000
    77,200     Regency Centers Corp.                                   3,260,928
     9,300     Starwood Hotels & Resorts World Wide, Inc.                565,254

The accompanying notes are an integral part of these financial statements.
                    Pioneer Real Estate Shares | Annual Report | 12/31/10     19

--------------------------------------------------------------------------------
    Shares     Security                                              Value
--------------------------------------------------------------------------------
    11,300     Taubman Centers, Inc.                                 $   570,424
     2,500     Vornado Realty Trust                                      208,325
--------------------------------------------------------------------------------
               Total                                                 $32,808,904
================================================================================

(c)   Securities lending collateral is managed by Credit Suisse AG, New York
      Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2010 aggregated $18,683,560 and $28,336,749, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund's assets:

----------------------------------------------------------------------------------
                              Level 1         Level 2       Level 3   Total
----------------------------------------------------------------------------------
 Common Stocks                $146,694,287    $        --   $--       $146,694,287
 Temporary Cash Investments             --     30,601,461    --         30,601,461
 Money Market Mutual Funds       3,060,314             --    --          3,060,314
----------------------------------------------------------------------------------
 Total                        $149,754,601    $30,601,461   $--       $180,356,062
----------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


20     Pioneer Real Estate Shares | Annual Report | 12/31/10

Statement of Assets and Liabilities | 12/31/10


ASSETS:
  Investment in securities (including securities loaned of
   $32,808,904) (cost $117,271,938)                           $180,356,062
  Cash                                                           2,197,468
  Receivables --
   Investment securities sold                                       97,114
   Fund shares sold                                                297,099
   Dividends                                                       605,688
  Other                                                             21,616
--------------------------------------------------------------------------
     Total assets                                             $183,575,047
--------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                    $  6,870,388
   Upon return of securities loaned                             33,661,775
  Due to affiliates                                                 51,011
  Accrued expenses                                                  60,404
--------------------------------------------------------------------------
     Total liabilities                                        $ 40,643,578
--------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                             $114,271,684
  Accumulated net realized loss on investments                 (34,424,339)
  Net unrealized gain on investments                            63,084,124
--------------------------------------------------------------------------
     Total net assets                                         $142,931,469
==========================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $75,519,797/3,700,849 shares)             $      20.41
  Class B (based on $8,484,428/421,564 shares)                $      20.13
  Class C (based on $12,082,349/599,484 shares)               $      20.15
  Class Y (based on $46,844,895/2,296,992 shares)             $      20.39
MAXIMUM OFFERING PRICE:
  Class A ($20.41 [divided by] 94.25%)                        $      21.66
==========================================================================


The accompanying notes are an integral part of these financial statements.


                    Pioneer Real Estate Shares | Annual Report | 12/31/10     21

Statement of Operations


For the Year Ended 12/31/2010

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,321)      $3,789,690
  Interest and other income                                     2,300
  Income from securities loaned, net                           68,527
--------------------------------------------------------------------------------------
     Total investment income                                               $ 3,860,517
--------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $1,106,829
  Transfer agent fees
   Class A                                                    198,890
   Class B                                                     54,520
   Class C                                                     41,940
   Class Y                                                        488
  Distribution fees
   Class A                                                    186,969
   Class B                                                     86,764
   Class C                                                    105,988
  Shareholder communications expense                          120,598
  Administrative reimbursements                                43,323
  Custodian fees                                               10,454
  Registration fees                                            66,219
  Professional fees                                            63,276
  Printing expense                                             58,119
  Fees and expenses of nonaffiliated trustees                   7,733
  Miscellaneous                                                19,594
--------------------------------------------------------------------------------------
     Total expenses                                                        $ 2,171,704
--------------------------------------------------------------------------------------
     Net expenses                                                          $ 2,171,704
--------------------------------------------------------------------------------------
       Net investment income                                               $ 1,688,813
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                         $ 2,248,995
--------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                             $30,207,569
--------------------------------------------------------------------------------------
  Net gain on investments                                                  $32,456,564
--------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                     $34,145,377
======================================================================================


The accompanying notes are an integral part of these financial statements.


22     Pioneer Real Estate Shares | Annual Report | 12/31/10

Statement of Changes in Net Assets

For the Years Ended 12/31/10 and 12/31/09, respectively


------------------------------------------------------------------------------------------------
                                                                Year Ended          Year Ended
                                                                12/31/10            12/31/09
------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                           $  1,688,813        $  2,739,314
Net realized gain (loss) on investments                            2,248,995         (25,661,256)
Change in net unrealized gain on investments                      30,207,569          53,330,486
------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations         $ 34,145,377        $ 30,408,544
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.22 and $0.34 per share, respectively)            $   (898,597)       $ (1,438,940)
   Class B ($0.09 and $0.18 per share, respectively)                 (40,229)           (102,822)
   Class C ($0.14 and $0.22 per share, respectively)                 (78,612)           (123,573)
   Class Y ($0.28 and $0.45 per share, respectively)                (671,375)         (1,073,979)
Tax return of capital:
   Class A ($0.16 and $0.14 per share, respectively)                (666,925)           (601,023)
   Class B ($0.06 and $0.14 per share, respectively)                 (29,856)            (82,898)
   Class C ($0.10 and $0.14 per share, respectively)                 (58,345)            (80,134)
   Class Y ($0.21 and $0.14 per share, respectively)                (498,284)           (341,939)
------------------------------------------------------------------------------------------------
     Total distributions to shareowners                         $ (2,942,223)       $ (3,845,308)
------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                $ 34,716,476        $ 22,897,579
Reinvestment of distributions                                      1,676,202           2,404,017
Cost of shares repurchased                                       (52,613,574)        (21,548,877)
------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from Fund
     share transactions                                         $(16,220,896)       $  3,752,719
------------------------------------------------------------------------------------------------
   Net increase in net assets                                   $ 14,982,258        $ 30,315,955
NET ASSETS:
Beginning of year                                                127,949,211          97,633,256
------------------------------------------------------------------------------------------------
End of year                                                     $142,931,469        $127,949,211
------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                    Pioneer Real Estate Shares | Annual Report | 12/31/10     23

--------------------------------------------------------------------------------------------
                                   '10 Shares    '10 Amount       '09 Shares    '09 Amount
--------------------------------------------------------------------------------------------
Class A
Shares sold                         1,377,247    $ 26,131,518      1,045,870    $ 12,568,673
Reinvestment of distributions          77,916       1,457,319        140,891       1,676,324
Less shares repurchased            (1,911,316)    (36,317,081)    (1,288,054)    (15,497,747)
--------------------------------------------------------------------------------------------
   Net decrease                      (456,153)   $ (8,728,244)      (101,293)   $ (1,252,750)
============================================================================================
Class B
Shares sold                            93,401    $  1,699,378         81,080    $    964,620
Reinvestment of distributions           3,683          67,810         15,601         176,412
Less shares repurchased              (221,626)     (3,976,732)      (207,052)     (2,430,205)
--------------------------------------------------------------------------------------------
   Net decrease                      (124,542)   $ (2,209,544)      (110,371)   $ (1,289,173)
============================================================================================
Class C
Shares sold                           179,010    $  3,253,175        151,985    $  1,984,736
Reinvestment of distributions           6,599         121,594         15,004         173,266
Less shares repurchased              (156,163)     (2,805,338)      (189,338)     (2,312,012)
--------------------------------------------------------------------------------------------
   Net increase (decrease)             29,446    $    569,431        (22,349)   $   (154,010)
============================================================================================
Class Y
Shares sold                           188,087    $  3,632,405        665,022    $  7,379,550
Reinvestment of distributions           1,533          29,479         41,332         378,015
Less shares repurchased              (513,812)     (9,514,423)      (105,841)     (1,308,913)
--------------------------------------------------------------------------------------------
   Net increase (decrease)           (324,192)   $ (5,852,539)       600,513    $  6,448,652
============================================================================================


The accompanying notes are an integral part of these financial statements.


24     Pioneer Real Estate Shares | Annual Report | 12/31/10

Financial Highlights


---------------------------------------------------------------------------------------------
                                                                    Year Ended    Year Ended
                                                                    12/31/10      12/31/09
---------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                $ 16.24       $ 13.00
---------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                              $  0.21       $  0.35
 Net realized and unrealized gain (loss) on investments               4.34          3.37
---------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                $  4.55       $  3.72
Distributions to shareowners:
 Net investment income                                                (0.22)        (0.34)
 Net realized gain                                                       --            --
 Tax return of capital                                                (0.16)        (0.14)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                          $  4.17       $  3.24
---------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 20.41       $ 16.24
=============================================================================================
Total return*                                                         28.25%        30.15%
Ratio of net expenses to average net assets+                           1.62%         1.85%
Ratio of net investment income to average net assets+                  1.17%         2.77%
Portfolio turnover rate                                                  14%           23%
Net assets, end of period (in thousands)                            $75,520       $67,510
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                          1.62%         1.85%
 Net investment income                                                 1.17%         2.77%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                          1.62%         1.85%
 Net investment income                                                 1.17%         2.77%
=============================================================================================

---------------------------------------------------------------------------------------------------------
                                                                   Year Ended   Year Ended   Year Ended
                                                                   12/31/08     12/31/07     12/31/06
---------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                               $ 21.94      $ 33.07      $  25.87
---------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                             $  0.43      $  0.36      $   0.28
 Net realized and unrealized gain (loss) on investments              (8.62)       (6.76)         8.88
---------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $ (8.19)     $ (6.40)     $   9.16
Distributions to shareowners:
 Net investment income                                               (0.46)       (0.36)        (0.28)
 Net realized gain                                                      --        (4.37)        (1.68)
 Tax return of capital                                               (0.29)          --            --
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $ (8.94)     $(11.13)     $   7.20
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 13.00      $ 21.94      $  33.07
=========================================================================================================
Total return*                                                       (38.31)%     (19.39)%       35.79%
Ratio of net expenses to average net assets+                          1.63%        1.36%         1.37%
Ratio of net investment income to average net assets+                 2.10%        1.10%         0.98%
Portfolio turnover rate                                                 18%          21%           20%
Net assets, end of period (in thousands)                           $55,353      $97,691      $163,088
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.63%        1.36%         1.37%
 Net investment income                                                2.10%        1.10%         0.98%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.63%        1.35%         1.36%
 Net investment income                                                2.10%        1.11%         0.99%
=========================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


                     Pioneer Real Estate Shares | Annual Report | 12/31/10    25

----------------------------------------------------------------------------------------------
                                                                    Year Ended    Year Ended
                                                                    12/31/10      12/31/09
----------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                $16.03        $12.84
----------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $(0.04)       $ 0.17
 Net realized and unrealized gain (loss) on investments               4.29          3.34
----------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                $ 4.25        $ 3.51
Distributions to shareowners:
 Net investment income                                               (0.09)        (0.18)
 Net realized gain                                                      --            --
 Tax return of capital                                               (0.06)        (0.14)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                          $ 4.10        $ 3.19
----------------------------------------------------------------------------------------------
Net asset value, end of period                                      $20.13        $16.03
==============================================================================================
Total return*                                                        26.60%        28.38%
Ratio of net expenses to average net assets+                          2.90%         3.25%
Ratio of net investment income (loss) to average net assets+         (0.13)%        1.41%
Portfolio turnover rate                                                 14%           23%
Net assets, end of period (in thousands)                            $8,484        $8,753
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         2.90%         3.25%
 Net investment income (loss)                                        (0.13)%        1.41%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         2.90%         3.25%
 Net investment income (loss)                                        (0.13)%        1.41%
==============================================================================================

----------------------------------------------------------------------------------------------------------
                                                                   Year Ended   Year Ended   Year Ended
                                                                   12/31/08     12/31/07     12/31/06
----------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                               $ 21.68      $ 32.74      $  25.64
----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $  0.19      $  0.06      $   0.01
 Net realized and unrealized gain (loss) on investments              (8.50)       (6.68)         8.78
----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $ (8.31)     $ (6.61)     $   8.79
Distributions to shareowners:
 Net investment income                                               (0.24)       (0.07)        (0.01)
 Net realized gain                                                      --        (4.37)        (1.68)
 Tax return of capital                                               (0.29)          --            --
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $ (8.84)     $(11.06)     $   7.10
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 12.84      $ 21.68      $  32.74
==========================================================================================================
Total return*                                                       (39.01)%     (20.14)%       34.51%
Ratio of net expenses to average net assets+                          2.72%        2.28%         2.31%
Ratio of net investment income (loss) to average net assets+          0.89%        0.11%         0.00%(a)
Portfolio turnover rate                                                 18%          21%           20%
Net assets, end of period (in thousands)                           $ 8,428      $18,364      $  35,442
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         2.72%        2.28%         2.31%
 Net investment income (loss)                                         0.89%        0.11%         0.00%(a)
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         2.71%        2.26%         2.30%
 Net investment income (loss)                                         0.90%        0.13%         0.01%
==========================================================================================================

(a) Amount rounds to less than 0.01% per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


26    Pioneer Real Estate Shares | Annual Report | 12/31/10

----------------------------------------------------------------------------------------------
                                                                    Year Ended    Year Ended
                                                                    12/31/10      12/31/09
----------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                $ 16.06       $12.86
----------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                              $  0.06       $ 0.22
 Net realized and unrealized gain (loss) on investments                4.27         3.34
----------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                $  4.33       $ 3.56
Distributions to shareowners:
 Net investment income                                                (0.14)       (0.22)
 Net realized gain                                                       --           --
 Tax return of capital                                                (0.10)       (0.14)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                          $  4.09       $ 3.20
----------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 20.15       $16.06
==============================================================================================
Total return*                                                         27.08%       28.87%
Ratio of net expenses to average net assets+                           2.50%        2.89%
Ratio of net investment income to average net assets+                  0.31%        1.76%
Portfolio turnover rate                                                  14%          23%
Net assets, end of period (in thousands)                            $12,082       $9,153
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                          2.50%        2.89%
 Net investment income                                                 0.31%        1.76%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                          2.50%        2.89%
 Net investment income                                                 0.31%        1.76%
==============================================================================================

---------------------------------------------------------------------------------------------------------
                                                                   Year Ended   Year Ended   Year Ended
                                                                   12/31/08     12/31/07     12/31/06
---------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                               $ 21.72      $ 32.80      $ 25.68
---------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                             $  0.25      $  0.10      $  0.02
 Net realized and unrealized gain (loss) on investments              (8.53)       (6.70)        8.80
---------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $ (8.28)     $ (6.60)     $  8.82
Distributions to shareowners:
 Net investment income                                               (0.29)       (0.11)       (0.02)
 Net realized gain                                                      --        (4.37)       (1.68)
 Tax return of capital                                               (0.29)          --           --
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $ (8.86)     $(11.08)     $  7.12
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 12.86      $ 21.72      $ 32.80
=========================================================================================================
Total return*                                                       (38.85)%     (20.07)%      34.60%
Ratio of net expenses to average net assets+                          2.50%        2.17%        2.24%
Ratio of net investment income to average net assets+                 1.18%        0.26%        0.10%
Portfolio turnover rate                                                 18%          21%          20%
Net assets, end of period (in thousands)                           $ 7,619      $15,139      $27,209
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         2.50%        2.17%        2.24%
 Net investment income                                                1.18%        0.26%        0.10%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         2.49%        2.16%        2.23%
 Net investment income                                                1.19%        0.27%        0.11%
=========================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


                     Pioneer Real Estate Shares | Annual Report | 12/31/10    27

---------------------------------------------------------------------------------------------
                                                                    Year Ended    Year Ended
                                                                    12/31/10      12/31/09
---------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                $ 16.23       $ 12.98
---------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                              $  0.33       $  0.44
 Net realized and unrealized gain (loss) on investments                4.32          3.40
---------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                $  4.65       $  3.84
Distributions to shareowners:
 Net investment income                                                (0.28)        (0.45)
 Net realized gain                                                       --            --
 Tax return of capital                                                (0.21)        (0.14)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                          $  4.16       $  3.25
---------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 20.39       $ 16.23
=============================================================================================
Total return*                                                         28.97%        31.38%
Ratio of net expenses to average net assets+                           1.00%         1.06%
Ratio of net investment income to average net assets+                  1.79%         3.49%
Portfolio turnover rate                                                  14%           23%
Net assets, end of period (in thousands)                            $46,845       $42,533
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                          1.00%         1.06%
 Net investment income                                                 1.79%         3.49%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                          1.00%         1.06%
 Net investment income                                                 1.79%         3.49%
=============================================================================================

---------------------------------------------------------------------------------------------------------
                                                                   Year Ended   Year Ended   Year Ended
                                                                   12/31/08     12/31/07     12/31/06
---------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                               $ 21.90      $ 33.03      $ 25.84
---------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                             $  0.54      $  0.49      $  0.42
 Net realized and unrealized gain (loss) on investments              (8.59)       (6.75)        8.87
---------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $ (8.05)     $ (6.26)     $  9.29
Distributions to shareowners:
 Net investment income                                               (0.58)       (0.50)       (0.42)
 Net realized gain                                                      --        (4.37)       (1.68)
 Tax return of capital                                               (0.29)          --           --
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $ (8.92)     $(11.13)     $  7.19
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 12.98      $ 21.90      $ 33.03
=========================================================================================================
Total return*                                                       (37.90)%     (19.03)%      36.43%
Ratio of net expenses to average net assets+                          1.02%        0.90%        0.87%
Ratio of net investment income to average net assets+                 2.76%        1.81%        1.54%
Portfolio turnover rate                                                 18%          21%          20%
Net assets, end of period (in thousands)                           $26,233      $44,729      $46,436
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.02%        0.90%        0.87%
 Net investment income                                                2.76%        1.81%        1.54%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.02%        0.90%        0.87%
 Net investment income                                                2.76%        1.81%        1.54%
=========================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+ Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


28    Pioneer Real Estate Shares | Annual Report | 12/31/10

Notes to Financial Statements | 12/31/10


1. Organization and Significant Accounting Policies

Pioneer Real Estate Shares (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. Current income is a secondary objective.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts (REITs), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults of their borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940. The Fund's


                    Pioneer Real Estate Shares | Annual Report | 12/31/10     29
prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At December 31, 2010, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.


30     Pioneer Real Estate Shares | Annual Report | 12/31/10

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.

   At December 31, 2010, the Fund had a net capital loss carryforward of $27,852,362 of which the following amounts will expire between 2016 and 2018 if not utilized: $7,060,199 in 2016, $20,315,492 in 2017 and $476,671 in
   2018.

   The Fund has elected to defer approximately $675,156 of capital losses recognized between November 1, 2010 and December 31, 2010 to its fiscal year ending December 31, 2011.


                    Pioneer Real Estate Shares | Annual Report | 12/31/10     31

   The tax character of distributions paid during the years ended December 31, 2010 and December 31, 2009 was as follows:

   -----------------------------------------------------------------------------
                                                      2010                 2009
   -----------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                             $1,688,813           $2,739,314
    Tax return of capital                        1,253,410            1,105,994
   -----------------------------------------------------------------------------
      Total                                     $2,942,223           $3,845,308
   =============================================================================

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2010:

   -----------------------------------------------------------------------------
                                                                           2010
   -----------------------------------------------------------------------------
    Distributable earnings:
    Capital loss carryforward                                      $(27,852,362)
    Post-October loss deferred                                         (675,156)
    Unrealized appreciation                                          57,187,303
   -----------------------------------------------------------------------------
      Total                                                        $ 28,659,785
   =============================================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $14,034 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2010.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment


32     Pioneer Real Estate Shares | Annual Report | 12/31/10
   income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.


E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.80% of the Fund's average daily net assets up to $1 billion; and 0.75% of the Fund's average daily net assets over $1 billion. Prior to January 1, 2010, management fees were calculated daily at the annual rate of 0.80% of the Fund's average daily net assets. PIM pays a portion of the fee it receives from the Fund to AEW


                    Pioneer Real Estate Shares | Annual Report | 12/31/10     33

Capital Management, L.P. as compensation for sub-advisory services to the Fund.


In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $3,941 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2010.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended December 31, 2010, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                               $ 84,076
 Class B                                                                 24,216
 Class C                                                                 11,121
 Class Y                                                                  1,185
--------------------------------------------------------------------------------
    Total                                                              $120,598
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $45,939 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at December 31, 2010.


4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,131 in distribution fees payable to PFD at December 31, 2010.


34     Pioneer Real Estate Shares | Annual Report | 12/31/10

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2010, CDSCs in the amount of $10,072 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2010, the Fund's expenses were not reduced under such arrangements.


6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended December 31, 2010, the Fund had no borrowings under this agreement.


7. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                    Pioneer Real Estate Shares | Annual Report | 12/31/10     35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of
Pioneer Real Estate Shares:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Real Estate Shares (the "Fund") as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and broker or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Real Estate Shares at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                          Ernst & Young LLP


Boston, Massachusetts
February 25, 2011

36     Pioneer Real Estate Shares | Annual Report | 12/31/10

Approval of Investment Advisory and Sub-Advisory Agreements

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Real Estate Shares (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained AEW Capital Management, L.P. (AEW) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and AEW to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.


Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the


                    Pioneer Real Estate Shares | Annual Report | 12/31/10     37
sub-adviser who provide investment management services to the Fund. The
Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.


Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one, five and ten year periods ended June 30, 2010, and in the third quintile of its Morningstar category for the three year period ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.


Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the


38     Pioneer Real Estate Shares | Annual Report | 12/31/10
sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate on assets over $1 billion. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees also considered the impact of the Fund's transfer agency and other non-management fee expenses on the Fund's expense ratio.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that in most instances the fee rates for those clients were higher than the sub-advisory fees paid to the sub-adviser with respect to the Fund. The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser.


Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2009). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.


                    Pioneer Real Estate Shares | Annual Report | 12/31/10     39

The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.


Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.


Other Benefits

The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to the sub-adviser and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.


Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.


40     Pioneer Real Estate Shares | Annual Report | 12/31/10

Trustees, Officers and Service Providers


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a trustee of each of the 56 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a trustee of 44 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.


                    Pioneer Real Estate Shares | Annual Report | 12/31/10     41

Interested Trustees


--------------------------------------------------------------------------------
                             Position Held            Length of Service
 Name and Age                with the Fund            and Term of Office
--------------------------------------------------------------------------------
 John F. Cogan, Jr. (84)*    Chairman of the Board,   Trustee since 1995.
                             Trustee and President    Serves until a successor
                                                      trustee is elected or
                                                      earlier retirement or
                                                      removal.
--------------------------------------------------------------------------------
 Daniel K. Kingsbury (52)*   Trustee and Executive    Trustee since 2007.
                             Vice President           Serves until a successor
                                                      trustee is elected or
                                                      earlier retirement or
                                                      removal.
--------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
 Name and Age                Principal Occupation                                                Held by this Trustee
----------------------------------------------------------------------------------------------------------------------
 John F. Cogan, Jr. (84)*    Non-Executive Chairman and a director of Pioneer Investment         None
                             Management USA Inc. ("PIM-USA"); Chairman and a director
                             of Pioneer; Chairman and Director of Pioneer Institutional Asset
                             Management, Inc. (since 2006); Director of Pioneer Alternative
                             Investment Management Limited (Dublin); President and a director of Pioneer Alternative Investment Management (Bermuda) Limited
                             and affiliated funds; Deputy Chairman and a director of Pioneer
                             Global Asset Management S.p.A. ("PGAM") (until April 2010);
                             Director of PIOGLOBAL Real Estate Investment Fund (Russia) (until
                             June 2006); Director of Nano-C, Inc. (since 2003); Director of
                             Cole Management Inc. (since 2004); Director of Fiduciary
                             Counseling, Inc.; President and Director of Pioneer Funds
                             Distributor, Inc. ("PFD") (until May 2006); President of all of the Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale
                             and Dorr LLP
----------------------------------------------------------------------------------------------------------------------
 Daniel K. Kingsbury (52)*   Director, CEO and President of PIM-USA (since February 2007);       None
                             Director and President of Pioneer and Pioneer Institutional Asset
                             Management, Inc. (since February 2007); Executive Vice President of all of the Pioneer Funds (since March 2007); Director of PGAM
                             (2007 - 2010); Head of New Europe Division, PGAM (2000 - 2005);
                             and Head of New Markets Division, PGAM (2005 - 2007)
----------------------------------------------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.


42    Pioneer Real Estate Shares | Annual Report | 12/31/10

Independent Trustees


-----------------------------------------------------------------
                      Position Held    Length of Service
 Name and Age         with the Fund    and Term of Office
-----------------------------------------------------------------
 David R. Bock (67)   Trustee          Trustee since 2005.
                                       Serves until a successor
                                       trustee is elected or
                                       earlier retirement or
                                       removal.
-----------------------------------------------------------------
 Mary K. Bush (62)    Trustee          Trustee since 1997.
                                       Serves until a successor
                                       trustee is elected or
                                       earlier retirement or
                                       removal.
-----------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                             Other Directorships
 Name and Age         Principal Occupation                                                   Held by this Trustee
---------------------------------------------------------------------------------------------------------------------------
 David R. Bock (67)   Managing Partner, Federal City Capital Advisors (corporate             Director of Enterprise
                      advisory services company) (1997 - 2004 and 2008 - present);           Community Investment, Inc.
                      Interim Chief Executive Officer, Oxford Analytica, Inc. (privately     (privately held affordable
                      held research and consulting company) (2010); Executive Vice           housing finance company)
                      President and Chief Financial Officer, I-trax, Inc. (publicly traded   (1985 - 2010); Director of
                      health care services company) (2004 - 2007); and Executive             Oxford Analytica, Inc. (2008
                      Vice President and Chief Financial Officer, Pedestal Inc. (internet-   - present); Director of The
                      based mortgage trading company) (2000 - 2002)                          Swiss Helvetia Fund, Inc.
                                                                                             (closed-end fund) (2010 -
                                                                                             present); and Director of New
                                                                                             York Mortgage Trust (publicly
                                                                                             traded mortgage REIT) (2004 -
                                                                                             2009)
---------------------------------------------------------------------------------------------------------------------------
 Mary K. Bush (62)    Chairman, Bush International, LLC (international financial             Director of Marriott
                      advisory firm) (1991 - present); Senior Managing Director, Brock       International, Inc. (2008 -
                      Capital Group, LLC (strategic business advisors) (2010 - present);     present); Director of
                      Managing Director, Federal Housing Finance Board (oversight of         Discover Financial Services
                      Federal Home Loan Bank system) (1989 - 1991); Vice President and       (credit card issuer and
                      Head of International Finance, Federal National Mortgage               electronic payment services)
                      Association (1988 - 1989); U.S. Alternate Executive Director,          (2007 - present); Former
                      International Monetary Fund (1984 - 1988); Executive Assistant to      Director of Briggs & Stratton
                      Deputy Secretary of the U.S. Treasury, U.S. Treasury Department        Co. (engine manufacturer)
                      (1982 - 1984); and Vice President and Team Leader in Corporate         (2004 - 2009); Former
                      Banking, Bankers Trust Co. (1976 - 1982)                               Director
---------------------------------------------------------------------------------------------------------------------------

                    Pioneer Real Estate Shares | Annual Report | 12/31/10     43

---------------------------------------------------------------------------------------------------------------------------
                                Position Held   Length of Service                            Other Directorships
 Name and Age                   with the Fund   and Term of Office    Principal Occupation   Held by this Trustee
---------------------------------------------------------------------------------------------------------------------------
 Mary K. Bush (62) (continued)                                                               of UAL Corporation (airline
                                                                                             holding company) (2006 -
                                                                                             2010); Director of ManTech
                                                                                             International Cor- poration
                                                                                             (national security, defense,
                                                                                             and intelligence technology
                                                                                             firm) (2006 - present);
                                                                                             Member, Board of Governors,
                                                                                             Investment Company Institute
                                                                                             (2007 - present); Member,
                                                                                             Board of Governors,
                                                                                             Independent Director Council
                                                                                             (2007 - present); Former
                                                                                             Director of Brady Corporation
                                                                                             (2000 - 2007); Former
                                                                                             Director of Mortgage Guaranty
                                                                                             Insurance Corporation (1991 -
                                                                                             2006); Former Director of
                                                                                             Millennium Chemicals, Inc.
                                                                                             (commodity chemicals) (2002 -
                                                                                             2005); Former Director, R.J.
                                                                                             Reynolds Tobacco Holdings,
                                                                                             Inc. (tobacco) (1999 - 2005);
                                                                                             and Former Director of
                                                                                             Texaco, Inc. (1997 - 2001)
---------------------------------------------------------------------------------------------------------------------------


44    Pioneer Real Estate Shares | Annual Report | 12/31/10

----------------------------------------------------------------------
                             Position Held   Length of Service
 Name and Age                with the Fund   and Term of Office
----------------------------------------------------------------------
 Benjamin M. Friedman (66)   Trustee         Trustee since 2008.
                                             Serves until a successor
                                             trustee is elected or
                                             earlier retirement or
                                             removal.
----------------------------------------------------------------------
 Margaret B.W. Graham (63)   Trustee         Trustee since 1995.
                                             Serves until a successor
                                             trustee is elected or
                                             earlier retirement or
                                             removal.
----------------------------------------------------------------------
 Thomas J. Perna (60)        Trustee         Trustee since 2006.
                                             Serves until a successor
                                             trustee is elected or
                                             earlier retirement or
                                             removal.
----------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
 Name and Age                Principal Occupation                                              Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------------
 Benjamin M. Friedman (66)   William Joseph Maier Professor of Political Economy,              Trustee, Mellon Institutional
                             Harvard University (1972 - present)                               Funds Investment Trust and
                                                                                               Mellon Institutional Funds
                                                                                               Master Portfolio (oversaw 17
                                                                                               portfolios in fund complex)
                                                                                               (1989 - 2008)
-----------------------------------------------------------------------------------------------------------------------------
 Margaret B.W. Graham (63)   Founding Director, Vice President and Corporate Secretary,        None
                             The Winthrop Group, Inc. (consulting firm) (1982 - present);
                             Desautels Faculty of Management, McGill University
                             (1999 - present); and Manager of Research Operations
                             and Organizational Learning, Xerox PARC, Xerox's Advance
                             Research Center (1990 - 1994)
-----------------------------------------------------------------------------------------------------------------------------
 Thomas J. Perna (60)        Chairman and Chief Executive Officer, Quadriserv, Inc.            Director, Broadridge
                             (technology products for securities lending industry)             Financial Solutions, Inc.
                             (2008 - present); private investor (2004 - 2008); and             (investor communications and
                             Senior Executive Vice President, The Bank of New York             securities processing
                             (financial and securities services) (1986 - 2004)                 provider for financial
                                                                                               services industry) (2009 -
                                                                                               present); and Director,
                                                                                               Quadriserv, Inc. (2005 -
                                                                                               present)
-----------------------------------------------------------------------------------------------------------------------------


                    Pioneer Real Estate Shares | Annual Report | 12/31/10     45

----------------------------------------------------------------------
                            Position Held   Length of Service
 Name and Age               with the Fund   and Term of Office
----------------------------------------------------------------------
 Marguerite A. Piret (62)   Trustee         Trustee since 1995.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
 Stephen K. West (82)       Trustee         Trustee since 1995.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
 Name and Age               Principal Occupation                                               Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------------
 Marguerite A. Piret (62)   President and Chief Executive Officer, Newbury, Piret & Company,   Director of New America
                            Inc. (investment banking firm) (1981 - present)                    High Income Fund, Inc.
                                                                                               (closed-end investment
                                                                                               company) (2004 - present);
                                                                                               and member, Board of
                                                                                               Governors, Investment Company
                                                                                               Institute (2000 - 2006)
-----------------------------------------------------------------------------------------------------------------------------
 Stephen K. West (82)       Senior Counsel, Sullivan & Cromwell LLP (law firm)                 Director, The Swiss Helvetia
                            (1998 - present); and Partner, Sullivan & Cromwell LLP             Fund, Inc. (closed-end
                            (prior to 1998)                                                    investment company); and
                                                                                               Director, AMVESCAP, PLC
                                                                                               (investment manager)
                                                                                               (1997 - 2005)
-----------------------------------------------------------------------------------------------------------------------------


46    Pioneer Real Estate Shares | Annual Report | 12/31/10

Fund Officers


---------------------------------------------------------------------------
                              Position Held         Length of Service
 Name and Age                 with the Fund         and Term of Office
---------------------------------------------------------------------------
 Christopher J. Kelley (46)   Secretary             Since 2010. Serves at
                                                    the discretion of the
                                                    Board.
---------------------------------------------------------------------------
 Carol B. Hannigan (49)       Assistant Secretary   Since 2010. Serves at
                                                    the discretion of the
                                                    Board.
---------------------------------------------------------------------------
 Thomas Reyes (48)            Assistant Secretary   Since 2010. Serves at
                                                    the discretion of the
                                                    Board.
---------------------------------------------------------------------------
 Mark E. Bradley (51)         Treasurer             Since 2008. Serves at
                                                    the discretion of the
                                                    Board.
---------------------------------------------------------------------------
 Luis I. Presutti (45)        Assistant Treasurer   Since 2000. Serves at
                                                    the discretion of the
                                                    Board.
---------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                    Other Directorships
 Name and Age                 Principal Occupation                                                  Held by this Officer
--------------------------------------------------------------------------------------------------------------------------
 Christopher J. Kelley (46)   Vice President and Associate General Counsel of Pioneer since         None
                              January 2008 and Secretary of all of the Pioneer Funds since
                              June 2010; Assistant Secretary of all of the Pioneer Funds from
                              September 2003 to May 2010; and Vice President and Senior
                              Counsel of Pioneer from July 2002 to December 2007
--------------------------------------------------------------------------------------------------------------------------
 Carol B. Hannigan (49)       Fund Governance Director of Pioneer since December 2006 and           None
                              Assistant Secretary of all the Pioneer Funds since June 2010;
                              Manager - Fund Governance of Pioneer from December 2003 to
                              November 2006; and Senior Paralegal of Pioneer from January
                              2000 to November 2003
--------------------------------------------------------------------------------------------------------------------------
 Thomas Reyes (48)            Counsel of Pioneer since June 2007 and Assistant Secretary of         None
                              all the Pioneer Funds since June 2010; and Vice President and
                              Counsel at State Street Bank from October 2004 to June 2007
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Bradley (51)         Vice President - Fund Accounting, Administration and Controllership   None
                              Services of Pioneer; Treasurer of all of the Pioneer Funds since
                              March 2008; Deputy Treasurer of Pioneer from March 2004 to
                              February 2008; Assistant Treasurer of all of the Pioneer Funds
                              from March 2004 to February 2008; and Treasurer and Senior
                              Vice President, CDC IXIS Asset Management Services, from 2002 to 2003
--------------------------------------------------------------------------------------------------------------------------
 Luis I. Presutti (45)        Assistant Vice President - Fund Accounting, Administration and        None
                              Controllership Services of Pioneer; and Assistant Treasurer of all
                              of the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------------


                    Pioneer Real Estate Shares | Annual Report | 12/31/10     47

---------------------------------------------------------------------------
                         Position Held              Length of Service
 Name and Age            with the Fund              and Term of Office
---------------------------------------------------------------------------
 Gary Sullivan (52)      Assistant Treasurer        Since 2002. Serves at
                                                    the discretion of the
                                                    Board.
---------------------------------------------------------------------------
 David F. Johnson (31)   Assistant Treasurer        Since 2009. Serves at
                                                    the discretion of the
                                                    Board.
---------------------------------------------------------------------------
 Jean M. Bradley (58)    Chief Compliance Officer   Since 2010. Serves at
                                                    the discretion of the
                                                    Board.
---------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
 Name and Age            Principal Occupation                                                  Held by this Officer
---------------------------------------------------------------------------------------------------------------------
 Gary Sullivan (52)      Fund Accounting Manager - Fund Accounting, Administration and         None
                         Controllership Services of Pioneer; and Assistant Treasurer of all
                         of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------
 David F. Johnson (31)   Fund Administration Manager - Fund Accounting, Administration         None
                         and Controllership Services since November 2008; Assistant
                         Treasurer of all of the Pioneer Funds since January 2009; and
                         Client Service Manager - Institutional Investor Services at State
                         Street Bank from March 2003 to March 2007
---------------------------------------------------------------------------------------------------------------------
 Jean M. Bradley (58)    Chief Compliance Officer of Pioneer and of all the Pioneer Funds      None
                         since March 2010; Director of Adviser and Portfolio Compliance
                         at Pioneer since October 2005; and Senior Compliance Officer for Columbia Management Advisers, Inc. from October 2003 to
                         October 2005
---------------------------------------------------------------------------------------------------------------------


48    Pioneer Real Estate Shares | Annual Report | 12/31/10

                           This page for your notes.








































                    Pioneer Real Estate Shares | Annual Report | 12/31/10     49

                           This page for your notes.








































50     Pioneer Real Estate Shares | Annual Report | 12/31/10

                           This page for your notes.








































                    Pioneer Real Estate Shares | Annual Report | 12/31/10     51

                           This page for your notes.








































52     Pioneer Real Estate Shares | Annual Report | 12/31/10

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine and non routine filings of its Form N-1A, totaled approximately $38,686 in 2010 and $38,200 in 2009.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2010 and 2009.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2010 and $8,290 in 2009.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2010 and 2009.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2010 and 2009, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $8,290 in 2010 and $8,290 in 2009.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 28, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date February 28, 2011

* Print the name and title of each signing officer under his or her signature.